Payables from acquisition of subsidiaries - Consideration (Details)	Dec. 31, 2022 BRL (R$)	May 20, 2022 BRL (R$) installment	Dec. 31, 2021 BRL (R$)	Jan. 19, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Aug. 31, 2016	Feb. 28, 2016 BRL (R$)
UNIASSELVI
Disclosure of detailed information about business combination [line items]
Percentage acquired									100.00%
Cash paid for acquisition	R$ 151,652		R$ 142,401,000		R$ 128,162,000	R$ 112,301,000	R$ 119,159,000		R$ 400,000,000
FAC and FAIR
Disclosure of detailed information about business combination [line items]
Percentage acquired								100.00%
Cash paid for acquisition	R$ 13,023,000		R$ 12,543,000	R$ 10,557,000	R$ 11,327,000	R$ 10,837,000	R$ 10,511,000
Unicesumar
Disclosure of detailed information about business combination [line items]
Percentage acquired		100.00%
Cash paid for acquisition		R$ 2,162,500,000
Final installment payable		R$ 525,681,000
Inflation interest rate		3.00%
Number of remaining installments | installment		1